     As filed with the Securities and Exchange Commission on June 5, 2001


                                                       Registration No. 33-64410
                                                                       811-07798

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                         ------------------------------


                         POST-EFFECTIVE AMENDMENT NO. 10


                                    FORM S-6
                         ------------------------------
                  FOR THE REGISTRATION UNDER THE SECURITIES ACT
                 OF 1933 OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-8B-2
                         ------------------------------
A.       Exact name of trust:

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                  VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT - I

B.       Name of depositor:

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

C.       Complete address of depositor's principal executive office:

                                51 Madison Avenue
                            New York, New York 10010

D.       Name and complete address of agent for service:


                             Richard P. Bowman, Esq.
                           New York Life Insurance and
                               Annuity Corporation
                                51 Madison Avenue
                            New York, New York 10010


                                    Copy to:

Jeffrey Puretz, Esq.                            Sheila K. Davidson, Esq.
Dechert                                         Senior Vice President
1775 Eye Street, N.W.                           and General Counsel
Washington, D.C.  20006-2401                    New York Life Insurance Company
                                                51 Madison Avenue
                                                New York, New York  10010

It is proposed that this filing will become effective:


[x]  immediately upon filing pursuant to paragraph (b) of Rule 485.
[ ]  on May 1, 2001 pursuant to paragraph (b) of Rule 485.
[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485.
[ ]  on May 1, 1999 pursuant to paragraph (a)(1) of Rule 485.
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE



Registrant is filing this Post-Effective Amendment No. 10 ("Amendment") for the purpose of adding five new variable sub-accounts that will be available under the NYLIAC Flexible Premium Variable Universal Life Insurance contract described in the registration statement. The prospectus supplement contained in the Amendment adds to the information contained in the prospectus dated May 1, 2001. The Amendment is not intended to amend or delete any part of the May 1, 2001 prospectus, except as specifically noted herein.

E.       Title of securities being registered:

         Units of interest in a separate account under flexible premium variable universal life insurance policies.

F.       Approximate date of proposed public offering:

         Not Applicable

G. Proposed maximum aggregate offering price to the public of the securities being registered:

[ ] Check box if it is proposed that this filing will become effective on (date) at (time) pursuant to Rule 487.

                              CROSS REFERENCE SHEET

                      INFORMATION REQUIRED IN A PROSPECTUS

Item of Form N-8B-2                                       Prospectus Caption
-------------------                                       ------------------

     1                                                    Cover Page; Basic Questions and Answers About Us and
                                                          Our Policy

     2                                                    Cover Page

     3                                                    Not Applicable

     4                                                    Sales and Other Agreements

     5                                                    The Separate Account

     6                                                    The Separate Account

     9                                                    Legal Proceedings

     10                                                   General Provisions of
                                                          the Policy; Death
                                                          Benefit Under the
                                                          Policy; Free Look
                                                          Provision; Exchange
                                                          Privilege; Cash Value
                                                          and Cash Surrender
                                                          Value; Policy Loan
                                                          Privilege; The
                                                          Separate Account; The
                                                          Fixed Account; Charges
                                                          Under the Policy;
                                                          Sales and Other
                                                          Agreements; When We
                                                          Pay Proceeds; Payment
                                                          Options; Our Rights;
                                                          Your Voting Rights;
                                                          Basic Questions and
                                                          Answers About Us and
                                                          Our Policy

     11                                                   The Separate Account;
                                                          MainStay VP Series
                                                          Fund, Inc.; The Alger
                                                          American Fund; Calvert
                                                          Variable Series, Inc.;
                                                          Fidelity Variable
                                                          Insurance Products
                                                          Fund and Fidelity
                                                          Variable Insurance
                                                          Products Fund II;
                                                          Janus Aspen Series;
                                                          The Universal Institutional Funds, Inc.

     12                                                   The Separate Account; Sales and Other Agreements

     13                                                   The Separate Account;
                                                          Charges Under the
                                                          Policy; MainStay VP
                                                          Series Fund, Inc.; The
                                                          Alger American Fund;
                                                          Calvert Variable Series, Inc.;
                                                          Fidelity Variable Insurance
                                                          Products Fund and
                                                          Fidelity Variable
                                                          Insurance Products
                                                          Fund II; Janus Aspen
                                                          Series;
                                                          The Universal Institutional Funds, Inc.

     14                                                   Basic Questions and Answers About Us and Our Policy;
                                                          The Separate Account; Sales and Other Agreements

     15                                                   Basic Questions and Answers About Us and Our Policy;
                                                          General Provisions of the Policy

     16                                                   The Separate Account;
                                                          Investment Return;
                                                          Basic Questions and
                                                          Answers About Us and
                                                          Our Policy; MainStay
                                                          VP Series Fund, Inc.;
                                                          The Alger American Fund;
                                                          Calvert Variable Series, Inc.;
                                                          Fidelity Variable Insurance
                                                          Products Fund and
                                                          Fidelity Variable
                                                          Insurance Products
                                                          Fund II; Janus Aspen
                                                          Series;
                                                          The Universal Institutional Funds, Inc.

Item of Form N-8B-2                                       Prospectus Caption
-------------------                                       ------------------
     17                                                   Cash Surrender Value; Policy Surrenders and Partial
                                                          Withdrawals; General Provisions of the Policy

     18                                                   The Separate Accounts;
                                                          MainStay VP Series
                                                          Fund, Inc.; The Alger
                                                          American Fund; Calvert
                                                          Variable Series, Inc.;
                                                          Fidelity Variable
                                                          Insurance Products
                                                          Fund and Fidelity
                                                          Variable Insurance
                                                          Products Fund II;
                                                          Janus Aspen Series;
                                                          The Universal Institutional Funds, Inc.;
                                                          Investment Return

     19                                                   Records and Reports

     20                                                   Not Applicable

     21                                                   Policy Loan Privilege

     22                                                   Not Applicable

     23                                                   Not Applicable

     24                                                   Additional Provisions of the Policy

     25                                                   What are NYLIAC and New York Life?

     26                                                   Not Applicable

     27                                                   What are NYLIAC and New York Life?

     28                                                   Directors and Principal Officers of NYLIAC

     29                                                   What are NYLIAC and New York Life?

     30                                                   Not Applicable

     31                                                   Not Applicable

     32                                                   Not Applicable

     33                                                   Not Applicable

     34                                                   Not Applicable

     35                                                   Not Applicable

     37                                                   Not Applicable

     38                                                   Sales and Other Agreements

     39                                                   Sales and Other Agreements

     40                                                   Not Applicable

     41                                                   Sales and Other Agreements

     42                                                   Not Applicable

Item of Form N-8B-2                                       Prospectus Caption
-------------------                                       ------------------

     43                                                   Not Applicable

     44                                                   The Separate Account; Investment Return; General
                                                          Provisions of the Policy

     45                                                   Not Applicable

     46                                                   The Separate Account; Investment Return

     47                                                   The Separate Account;
                                                          MainStay VP Series
                                                          Fund, Inc.; The Alger
                                                          American Fund; Calvert
                                                          Variable Series, Inc.;
                                                          Fidelity Variable
                                                          Insurance Products
                                                          Fund and Fidelity
                                                          Variable Insurance
                                                          Products Fund II;
                                                          Janus Aspen Series;
                                                          The Universal Institutional Funds, Inc.

     48                                                   Not Applicable

     49                                                   Not Applicable

     50                                                   The Separate Account

     51                                                   Cover Page; Basic Questions and Answers About Us and
                                                          Our Policy

     52                                                   The Separate Accounts; Our Rights

     53                                                   Federal Income Tax Considerations

     54                                                   Not Applicable

     55                                                   Not Applicable

     59                                                   Financial Statements

          FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

                                  INVESTING IN
               NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT I

                         Supplement dated June 15, 2001
                        to Prospectus dated May 1, 2001

     This supplement amends the May 1, 2001 Prospectus for the Flexible Premium Variable Universal Life Insurance Policies ("policy"). You should read this information carefully before you invest in the Investment Divisions described in this supplement and retain this supplement for future reference. This supplement is not valid unless it is read in conjunction with a May 1, 2001 Prospectus for the policy. The terms we use in this supplement have the same meanings as in the Prospectus for the policy.

     The purpose of this supplement is to describe five new Investment Divisions that will be available under the policy as of July 6, 2001. This supplement identifies the new Investment Divisions and provides information regarding each new Investment Division's fees, expenses and investment objectives. Keeping this purpose in mind, please note the following changes.

     Throughout the Prospectus, all references to "twenty-two" (or "22") Investment Divisions are changed to refer to 27 Investment Divisions, except in reference to the Separate Account on page 19.

     On the Prospectus cover page, add the following to the list of available Investment Divisions:

     - MainStay VP Mid Cap Core
     - MainStay VP Mid Cap Growth
     - MainStay VP Small Cap Growth
     - MainStay VP Equity Income
     - Dreyfus IP Technology Growth (Initial Shares)

     On the cover page, replace the first paragraph under IMPORTANT NOTICES with the following:

        This Prospectus provides information that a prospective investor should know before investing. Please read it carefully and retain it for future reference. This Prospectus is not valid unless it is read in conjunction with the current prospectuses for the MainStay VP Series Fund, Inc., The Alger American Fund, Calvert Variable Series, Inc., the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, The Universal Institutional Funds, Inc. and the
        T. Rowe Price Equity Series, Inc. (we refer to them collectively as "Funds" and individually as a "Fund").

     On pages 15 and 16, add the following to the FUND CHARGES table:

                                      MAINSTAY VP   MAINSTAY VP   MAINSTAY VP   MAINSTAY VP   DREYFUS IP
                                        MID CAP       MID CAP      SMALL CAP      EQUITY      TECHNOLOGY
                                         CORE         GROWTH        GROWTH        INCOME        GROWTH
                                      -----------   -----------   -----------   -----------   ----------
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average net assets for
     the fiscal year ended December
     31, 2000)
  Mortality and Expense Risk
     Charges........................     0.60%         0.60%         0.60%         0.60%         0.60%
  Administrative Charges............     0.10%         0.10%         0.10%         0.10%         0.10%
  Total Separate Account Annual
     Expenses.......................     0.70%         0.70%         0.70%         0.70%         0.70%

                                      MAINSTAY VP   MAINSTAY VP   MAINSTAY VP   MAINSTAY VP   DREYFUS IP
                                        MID CAP       MID CAP      SMALL CAP      EQUITY      TECHNOLOGY
                                         CORE         GROWTH        GROWTH        INCOME        GROWTH
                                      -----------   -----------   -----------   -----------   ----------
FUND ANNUAL EXPENSES AFTER
  REIMBURSEMENT
  (as a % of average net assets for
     the fiscal year ended December
     31, 2000)(a)
  Advisory Fees.....................     0.74%(k)      0.73%(k)      0.71%(k)      0.65%(k)      0.75%
  Administration Fees...............     0.00%(k)      0.00%(k)      0.00%(k)      0.00%(k)      0.00%
  Other Expenses....................     0.24%         0.24%         0.24%         0.24%         0.09%
  Total Fund Annual Expenses........     0.98%(g)      0.97%(h)      0.95%(i)      0.89%(j)      0.84%(l)

---------------
(a) The Fund or its agents provided the fees and charges, which are based on 2000 expenses and may reflect estimated charges, except for Janus. We have not verified the accuracy of the information provided by the Fund or its agents.

(g) The sale of Policies offering this Investment Division will begin on July 6, 2001. The Fund Annual Expenses are based on estimated amounts for the current fiscal year. New York Life Investment Management LLC ("NYLIM") has agreed to a reduction in its "Advisory Fees" if such expenses would cause "Total Fund Annual Expenses" to exceed 0.98% of average daily net assets. This fee reduction agreement may be terminated by NYLIM at any time. Absent such reduction, it is estimated that "Advisory Fees," "Other Expenses" and "Total Fund Annual Expenses" would be 0.85%, 0.24% and 1.09%, respectively.

(h) The sale of Policies offering this Investment Division will begin on July 6, 2001. The Fund Annual Expenses are based on estimated amounts for the current fiscal year. NYLIM has agreed to a reduction in its "Advisory Fees" if such expenses would cause "Total Fund Annual Expenses" to exceed 0.97% of average daily net assets. This fee reduction agreement may be terminated by NYLIM at any time. Absent such reduction, it is estimated that "Advisory Fees," "Other Expenses" and "Total Fund Annual Expenses" would be 0.75%, 0.24% and 0.99%, respectively.

(i) The sale of Policies offering this Investment Division will begin on July 6, 2001. The Fund Annual Expenses are based on estimated amounts for the current fiscal year. NYLIM has agreed to a reduction in its "Advisory Fees" if such expenses would cause "Total Fund Annual Expenses" to exceed 0.95% of average daily net assets. This fee reduction agreement may be terminated by NYLIM at any time. Absent such reduction, it is estimated that "Advisory Fees," "Other Expenses" and "Total Fund Annual Expenses" would be 1.00%, 0.24% and 1.24%, respectively.

(j) The sale of Policies offering this Investment Division will begin on July 6, 2001. The Fund Annual Expenses are based on estimated amounts for the current fiscal year. NYLIM has agreed to a reduction in its "Advisory Fees" if such expenses would cause "Total Fund Annual Expenses" to exceed 0.89% of average daily net assets. This fee reduction agreement may be terminated by NYLIM at any time. Absent such reduction, it is estimated that "Advisory Fees," "Other Expenses" and "Total Fund Annual Expenses" would be 0.70%, 0.24% and 0.94%, respectively.

(k) The fees designated as "Advisory Fees" reflect "Management Fees," which includes both Advisory Fees and Administrative Fees for this Investment Division.

(l) The figures for the Dreyfus IP Technology Growth Portfolio are for the initial class shares for the fiscal year ended December 31, 2000. Actual expenses in future years may be higher or lower than the figures given above.

     On page 19, under the subheading How the Policy Works, change the following numbers:

        - Net investment performance (varies daily) is $111.30
        - Cash Value is $2,407.12
        - Cash Surrender Value (at end of year 1) is $1,429.12

     On page 19, in the first sentence of the fourth paragraph under the subheading The Separate Account, delete the sentence, "The Separate Account currently consists of twenty-two Investment Divisions" and replace it with "The Separate Account currently consists of 37 Investment Divisions, 27 of which are available under this product."

     On pages 20 and 21, add the following to the ELIGIBLE PORTFOLIOS table:

---------------------------------------------------------------------------------------------------------------------
               FUND                            ELIGIBLE PORTFOLIOS                   INVESTMENT OBJECTIVES
---------------------------------------------------------------------------------------------------------------------
 MainStay VP Series Fund, Inc.      MainStay VP Mid Cap Core                   long-term growth of capital
---------------------------------------------------------------------------------------------------------------------
                                    MainStay VP Mid Cap Growth                 long-term growth of capital
                                    ---------------------------------------------------------------------------------
                                    MainStay VP Small Cap Growth               long-term capital appreciation
                                    ---------------------------------------------------------------------------------
                                    MainStay VP Equity Income                  long-term total return from a
                                                                                 combination of capital
                                                                                 appreciation and income
---------------------------------------------------------------------------------------------------------------------
 Dreyfus Investment Portfolios      Dreyfus IP Technology Growth (Initial      technology companies for capital
                                      Shares)                                    appreciation
---------------------------------------------------------------------------------------------------------------------

     In Appendix A, ILLUSTRATIONS, on pages A-1 and A-2, replace the paragraph beginning at the bottom of page A-1 and ending at the top of page A-2 with the following:

        Taking into account the assumed charges for mortality and expense risks and administrative fees in the Separate Account and the average investment advisory fees and expenses of the Funds, the gross rates of return of 0%, 6% and 12% would correspond to actual net investment returns of -1.47%, 4.44% and 10.35%, respectively, based on the current charge for mortality and expense risks, and -1.77%, 4.13% and 10.02%, respectively, based on the guaranteed maximum charge for mortality and expense risks.

     In Appendix A, on page A-3, replace the illustration table with the following:

                         MALE ISSUE AGE: 35, PREFERRED
                        SCHEDULED ANNUAL PREMIUM: $3,000
                         INITIAL FACE AMOUNT: $250,000
                        LIFE INSURANCE BENEFIT OPTION 1
                            ASSUMING CURRENT CHARGES

                                             END OF YEAR                    END OF YEAR                     END OF YEAR
                                          DEATH BENEFIT(2)                 CASH VALUE(2)               CASH SURRENDER VALUE
                                     ASSUMING HYPOTHETICAL GROSS    ASSUMING HYPOTHETICAL GROSS     ASSUMING HYPOTHETICAL GROSS
              TOTAL PREMIUMS PAID    ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF     ANNUAL INVESTMENT RETURN OF
 VALUE(2)     PLUS INTEREST AT 5%    ---------------------------   -----------------------------   -----------------------------
POLICY YEAR   AS OF END OF YEAR(1)     0%        6%        12%       0%         6%        12%        0%         6%        12%
-----------   --------------------   -------   -------   -------   -------   --------   --------   -------   --------   --------
     1                3,150          250,000   250,000   250,000    2,259      2,407      2,556     1,281      1,429      1,578
     2                6,458          250,000   250,000   250,000    4,234      4,657      5,097     3,327      3,750      4,190
     3                9,931          250,000   250,000   250,000    6,379      7,219      8,128     5,322      6,162      7,071
     4               13,578          250,000   250,000   250,000    8,468      9,870     11,448     7,261      8,663     10,241
     5               17,407          250,000   250,000   250,000   10,531     12,644     15,119     9,174     11,287     13,762
     6               21,427          250,000   250,000   250,000   12,567     15,547     19,178    11,060     14,040     17,671
     7               25,648          250,000   250,000   250,000   14,548     18,556     23,637    13,183     17,190     22,271
     8               30,080          250,000   250,000   250,000   16,477     21,677     28,539    15,263     20,463     27,325
     9               34,734          250,000   250,000   250,000   18,382     24,944     33,961    17,320     23,882     32,898
    10               39,621          250,000   250,000   250,000   20,236     28,336     39,929    19,325     27,426     39,019
    15               67,974          250,000   250,000   250,000   29,393     48,181     81,238    29,241     48,030     81,086
    20              104,160          250,000   250,000   250,000   36,688     71,858    148,676    36,688     71,858    148,676
    30              209,287          250,000   250,000   535,563   44,048    134,528    438,986    44,048    134,528    438,986

---------------
(1) All Premiums are illustrated as if made at the beginning of the Policy Year.
(2) Assumes no policy loan or partial withdrawal has been made.

     THE ILLUSTRATION IS HYPOTHETICAL AND MAY NOT BE USED TO PROJECT OR PREDICT INVESTMENT RESULTS. THE INVESTMENT RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND ARE BASED ON A HYPOTHETICAL LEVEL ANNUAL RATE OF RETURN. EVEN IF YOUR AVERAGE RATE OF RETURN IS THE SAME AS THE HYPOTHETICAL RATE, YOUR ACTUAL RESULTS WILL DIFFER DUE TO ANNUAL FLUCTUATIONS ABOVE OR BELOW THE HYPOTHETICAL AVERAGE RATE OF RETURN.

     In Appendix A, on page A-4, replace the illustration table with the following:

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

                         MALE ISSUE AGE: 35, PREFERRED
                        SCHEDULED ANNUAL PREMIUM: $3,000
                         INITIAL FACE AMOUNT: $250,000
                        LIFE INSURANCE BENEFIT OPTION 1
                          ASSUMING GUARANTEED CHARGES

                                             END OF YEAR                    END OF YEAR                     END OF YEAR
                                          DEATH BENEFIT(2)                 CASH VALUE(2)               CASH SURRENDER VALUE
                                     ASSUMING HYPOTHETICAL GROSS    ASSUMING HYPOTHETICAL GROSS     ASSUMING HYPOTHETICAL GROSS
              TOTAL PREMIUMS PAID    ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF     ANNUAL INVESTMENT RETURN OF
 VALUE(2)     PLUS INTEREST AT 5%    ---------------------------   -----------------------------   -----------------------------
POLICY YEAR   AS OF END OF YEAR(1)     0%        6%        12%       0%         6%        12%        0%         6%        12%
-----------   --------------------   -------   -------   -------   -------   --------   --------   -------   --------   --------
     1                3,150          250,000   250,000   250,000    2,081      2,223      2,366     1,103      1,245      1,388
     2                6,458          250,000   250,000   250,000    3,876      4,276      4,692     2,969      3,369      3,785
     3                9,931          250,000   250,000   250,000    5,838      6,626      7,479     4,781      5,569      6,422
     4               13,578          250,000   250,000   250,000    7,714      9,020     10,491     6,507      7,813      9,284
     5               17,407          250,000   250,000   250,000    9,532     11,490     13,784     8,175     10,133     12,427
     6               21,427          250,000   250,000   250,000   11,267     14,012     17,358     9,760     12,505     15,851
     7               25,648          250,000   250,000   250,000   12,920     16,589     21,244    11,554     15,223     19,879
     8               30,080          250,000   250,000   250,000   14,465     19,196     25,449    13,251     17,982     24,235
     9               34,734          250,000   250,000   250,000   15,934     21,865     30,035    14,871     20,802     28,973
    10               39,621          250,000   250,000   250,000   17,299     24,571     35,019    16,388     23,661     34,108
    15               67,974          250,000   250,000   250,000   22,578     38,736     67,607    22,426     38,585     67,456
    20              104,160          250,000   250,000   250,000   24,589     53,505    118,849    24,589     53,505    118,849
    30              209,287          250,000   250,000   409,185   10,818     79,202    335,397    10,818     79,202    335,397

---------------
(1) All premiums are illustrated as if made at the beginning of the Policy Year.
(2) Assumes no policy loan or partial withdrawal has been made.

     THE ILLUSTRATION IS HYPOTHETICAL AND MAY NOT BE USED TO PROJECT OR PREDICT INVESTMENT RESULTS. THE INVESTMENT RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND ARE BASED ON A HYPOTHETICAL LEVEL ANNUAL RATE OF RETURN. EVEN IF YOUR AVERAGE RATE OF RETURN IS THE SAME AS THE HYPOTHETICAL RATE, YOUR ACTUAL RESULTS WILL DIFFER DUE TO ANNUAL FLUCTUATIONS ABOVE OR BELOW THE HYPOTHETICAL AVERAGE RATE OF RETURN.

                New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                               51 Madison Avenue
                            New York, New York 10010

                                     PART II

                           UNDERTAKING TO FILE REPORTS

         Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934 , the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.


                              RULE 484 UNDERTAKING

         Reference is made to Article VIII of the Depositor's By-Laws.

         New York Life maintains Directors and Officers Liability/Company Reimbursement ("D&O") insurance which covers directors, officers and trustees of New York Life, its subsidiaries, and its subsidiaries and certain affiliates including the Depositor while acting in their capacity as such. The total annual aggregate of D&O coverage is $150 million applicable to all insureds under the D&O policies. There is no assurance that such coverage will be maintained by New York Life or for the Depositor in the future as, in the past, there have been large variances in the availability of D&O insurance for financial institutions.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


      REPRESENTATION AS TO THE REASONABLENESS OF AGGREGATE FEES AND CHARGES

         New York Life Insurance and Annuity Corporation ("NYLIAC"), the sponsoring insurance company of the NYLIAC Variable Universal Life Separate Account-I, hereby represents that the fees and charges deducted under the Flexible Premium Variable Universal Life Insurance Policies are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by NYLIAC.


                       CONTENTS OF REGISTRATION STATEMENT

     This Registration Statement comprises the following papers and documents:

     The facing sheet.

     The prospectus supplement consisting of 5 pages.

     The undertaking to file reports.

     The undertaking pursuant to Rule 484.

     The representation as to the reasonableness of aggregate fees and charges.

     The signatures.
     Written consents of the following persons (filed herewith):

     (a) Thomas F. English, Esq.

     (b) Michael Fong, Associate Actuary

     (c) PricewaterhouseCoopers LLP

     The following exhibits:

1. The following exhibits correspond to those required by paragraph A of the instructions as to exhibits in Form N-8B- 2:

     (1) Resolution of the Board of Directors of NYLIAC establishing the Separate Account - Previously filed as Exhibit (1) to Registrant's initial Registration Statement on Form S-6, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (1) to Registrant's Post-Effective Amendment No. 4 on Form S-6, and incorporated herein by reference.

     (2)          Not applicable.

     (3)(a)(1) Distribution Agreement between NYLIFE Securities Inc. and NYLIAC - Previously filed as Exhibit (3)(a) to Post-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86084), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                  (3)(a)(1) to Registrant's Post-Effective Amendment No. 4 on Form S-6, and incorporated herein by reference.

     (3)(a)(2) Distribution Agreement between NYLIFE Distributors Inc. and NYLIAC - Previously filed as Exhibit (3)(a)(2) to Registrant's Post-Effective Amendment No. 3 on Form S-6, and incorporated herein by reference.

     (3)(b)       Not applicable.

     (3)(c)       Not applicable.

     (4)          Not applicable.

     (5) Form of Policy - Previously filed as Exhibit (5) to Registrant's initial Registration Statement, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                  (5) to Registrant's Post-Effective Amendment No. 4 on Form S-6, and incorporated herein by reference. Rider to the Policy
                  - Previously filed as Exhibit (5) to Registrant's Post-Effective Amendment No. 5 on Form S-6 and incorporated herein by reference.

     (6)(a) Certificate of Incorporation of NYLIAC - Previously filed as Exhibit (6)(a) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                  (6)(a) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

     (6)(b)(1) By-Laws of NYLIAC - Previously filed as Exhibit (6)(b) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

     (6)(b)(2) Amendments to By-Laws of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), and incorporated herein by reference.

     (7)          Not applicable.

     (8)          Not applicable.

     (9)(a) Stock Sale Agreement between NYLIAC and MainStay VP Series Fund, Inc. (formerly New York Life MFA Series Fund, Inc.) - Previously filed as Exhibit (9) to Registrant's Pre-Effective Amendment No. 1 on Form S-6, re-filed as Exhibit (9)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

     (9)(b) Powers of Attorney for the Directors and Officers of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(c) to Pre-Effective Amendment No. 2 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617) for the following, and incorporated herein by reference:

                  Jay S. Calhoun, Vice President, Treasurer and Director (Principal Financial Officer)
                  Richard M. Kernan, Jr., Director
                  Robert D. Rock, Senior Vice President and Director Frederick J. Sievert, President and Director
                  (Principal Executive Officer)
                  Stephen N. Steinig, Senior Vice President, Chief Actuary and Director
                  Seymour Sternberg, Director

     (9)(c) Power of Attorney for Maryann L. Ingenito, Vice President and Controller (Principal Accounting Officer) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(d) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

     (9)(d) Power of Attorney for Howard I. Atkins, Executive Vice President (Principal Financial Officer) - Previously filed as
                  Exhibit 8(d) to Registrant's Pre-Effective Amendment No. 1 on Form S-6 (File No. 333-39157), and incorporated herein by reference.

     (9)(e) Memorandum describing NYLIAC's issuance, transfer and redemption procedures for the Policies - Previously filed as Exhibit (11) to Registrant's Pre-Effective Amendment No. 1 on Form S-6, refiled in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(d) to Registrant's Post-Effective Amendment No. 4 on Form S-6, and incorporated herein by reference.

     (9)(f) Participation Agreement among Acacia Capital Corporation, Calvert Asset Management Company, Inc. and NYLIAC, as amended
                  - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(1) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

     (9)(g) Participation Agreement among The Alger American Fund, Fred Alger and Company, Incorporated and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(2) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

     (9)(h)       Participation Agreement between Janus Aspen Series and NYLIAC
                  - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(3) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

     (9)(i) Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(4) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

     (9)(j) Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(5) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

     (9)(k) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(6) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

     (9)(l) Power of Attorney for Certain Directors of NYLIAC - Previously filed as Exhibit 10(e) to Post-Effective Amendment No. 6 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 33-87382), and incorporated herein by reference for the following:

                  George J. Trapp, Director
                  Frank M. Boccio, Director
                  Phillip J. Hildebrand, Director
                  Michael G. Gallo, Director
                  Solomon Goldfinger, Director
                  Howard I. Atkins, Director

     (9)(m) Power of Attorney for John A. Cullen, Vice President and Controller (Principal Accounting Officer) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit (10)(f) to Post-Effective Amendment No. 21 to the registration statement on Form N-4 for NYLIAC MFA Separate Account - I (File No. 2-86083), and incorporated herein by reference.

     (9)(n) Participation Agreement among T. Rowe Price Equity Series, Inc., T. Rowe Price Associates, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102 (e) as Exhibit (8)(h) to Post-Effective Amendment No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), filed 4/16/98 and incorporated herein by reference.

     (9)(o) Power of Attorney for Gary G. Benanav, Director and Executive Vice President - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(o) to Registrant's Initial registration statement on Form S-6 (File No. 333-47728), filed 10/11/00 and incorporated herein by reference.

     (9)(p) Form of Participation Agreement among Dreyfus Investment Portfolios, The Dreyfus Corporation, Dreyfus Service Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17CFR 232.102 (e) as Exhibit (9)(r) to Registrant's Pre-Effective Amendment No. 1 to the registration statement on Form S-6 (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

     (9)(q) Form of Substitution Agreement among NYLIAC, MainStay Management LLC, and New York Life Investment Management LLC - Previously filed in accordance with Regulation S-T, 17CFR 232.102 (e) as Exhibit (9)(s) to Registrant's Pre-Effective Amendment No. 1 to the registration statement on Form S-6 (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

     (10) Form of Application - Previously filed as Exhibit (10) to Registrant's initial Registration Statement on Form S-6, re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10) to Registrant's Post-Effective Amendment No. 4 on Form S-6, and incorporated herein by reference.

2. Opinion and Consent of Thomas F. English, Esq. - Filed herewith.

3.                Not applicable.

4.                Not applicable.

5.                Not applicable.

6. Opinion and Consent of Michael Fong, Associate Actuary - Filed herewith.

7.                Consent of PricewaterhouseCoopers LLP - Filed herewith.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, the Registrant, NYLIAC Variable Universal Life Separate Account-I, certifies that it has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City and State of New York on the 5th day of June, 2001.


                                        NYLIAC VARIABLE UNIVERSAL LIFE
                                        SEPARATE ACCOUNT-I
                                            (Registrant)


                                        By  /s/ MELVIN J. FEINBERG
                                           -------------------------------------
                                            Melvin J. Feinberg
                                            Vice President

                                        NEW YORK LIFE INSURANCE AND
                                        ANNUITY CORPORATION
                                            (Depositor)


                                        By  /s/ MELVIN J. FEINBERG
                                           -------------------------------------
                                            Melvin J. Feinberg
                                            Vice President

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

     Howard I. Atkins*              Executive Vice President and Director
                                    (Principal Financial Officer)

     Gary G. Benanav*               Director and Executive Vice President

     Frank M. Boccio*               Director

     John A. Cullen*                Vice President and Controller (Principal
                                    Accounting Officer)

     Michael G. Gallo*              Director

     Solomon Goldfinger*            Director

     Phillip J. Hildebrand*         Director

     Richard M. Kernan, Jr.*        Director

     Robert D. Rock*                Senior Vice President and Director

     Frederick J. Sievert*          President and Director (Principal Executive
                                    Officer)

     Seymour Sternberg*             Director

     George J. Trapp*               Director


*By  /s/ MELVIN J. FEINBERG
   -------------------------------------
     Melvin J. Feinberg
     Attorney-in-Fact

     June 5, 2001


* Pursuant to Powers of Attorney previously filed.

                                EXHIBIT INDEX

Exhibit
Number               Description
------               -----------
 2.                  Opinion and Consent of Thomas F. English, Esq.

 6.                  Opinion and Consent of Michael Fong, Associate Actuary

 7.                  Consent of PricewaterhouseCoopers LLP